January 2, 2001


                     Dreyfus Institutional Money Market Fund

                                   Supplement
                                      dated
                                 January 2, 2001
                                     to the
                                   Prospectus
                                      dated
                                   May 1, 2000


      The Fund's investments include certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. banks and foreign branches of U.S. banks.











                                                    January 2, 2001




                     Dreyfus Institutional Money Market Fund

                                   Supplement
                                      dated
                                 January 2, 2001
                                     to the
                       Statement of Additional Information
                                      dated
                                   May 1, 2000


The Fund's investments include certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. banks and foreign branches of U.S. banks.